iShares®
iShares, Inc.
iShares Trust
Supplement dated March 9, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, Appendix C, and Appendix D
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each of the Underlying Funds for the Funds listed in Appendix A, Appendix B and Appendix D, and the Index Provider for each of the Funds listed in Appendix C has removed Russian equity securities from each underlying index where present as of March 8, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The last sentence in the last paragraph in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in the Funds’ “A Further Discussion of Principal Risks”
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for each Fund listed in Appendix C is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of

March 8, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for each Fund listed in Appendix A, Appendix B and Appendix D is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in certain of the Underlying Indexes of the Underlying Funds. The Underlying Funds’ equity Index Providers have removed, as of March 8, 2022, Russian securities where present in an Underlying Index of an Underlying Fund. To the extent that an Underlying Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of its Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Underlying Funds are currently restricted from trading in Russian securities, including portfolio securities, while an Underlying Fund’s Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will cause increased tracking error because its Underlying Index has removed the Russian securities. The inability of the Underlying Fund to trade in Russian securities may adversely affect the Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Underlying Fund’s ability to trade in Russian securities will resume.
The last sentence in the last paragraph in the section of the Prospectus for each Fund listed in Appendix C entitled “Tracking

Error Risk” in the section entitled “A Further Discussion of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Change in the Funds’ “General Considerations and Risks”
The last paragraph in the section of the SAI for the Funds entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for each Fund listed in Appendix C is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider has removed, as of March 8, 2022, Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the SAI for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for each Fund listed in Appendix A, Appendix B and Appendix D is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, and other events have led to changes in certain of the Underlying Indexes of the Underlying Funds. The Index Provider of each Underlying Fund has removed, as of March 8, 2022, Russian equity securities from each underlying index where present. To the extent that an Underlying Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of its Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Underlying Funds are currently restricted from trading in Russian securities, including portfolio securities, while an Underlying Fund’s Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will cause increased tracking error because its Underlying Index has removed the Russian securities. The inability of the Underlying Fund to trade in Russian securities may adversely affect the Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Underlying Fund’s ability to trade in Russian securities will resume.
Change in Certain Funds’ “Principal Investment Strategies”
The first paragraph in the section of the Summary Prospectus and Prospectus for EMIF entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Emerging Markets Infrastructure IndexTM (the “Underlying Index”), which is designed to track the performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes three distinct infrastructure sub‑sectors: energy, transportation and utilities. As of March 8, 2022, the Underlying Index was composed of securities of companies in the following countries or regions: Brazil, Chile, China, Mexico, South Korea and Thailand. Companies domiciled in an emerging or developed market country are eligible for inclusion as long as the majority of the company’s revenues are derived from emerging market operations. Based on the methodology, constituents must have a minimum total market capitalization as of the rebalancing reference date of $250 million and a minimum float adjusted market capitalization as of the rebalancing reference date of $200 million. Constituents must also have a 3‑month average daily value traded of greater than $1 million. The Underlying Index may include large-, mid‑ or small capitalization companies. As of March 31, 2021, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure, transportation and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The first paragraph in the section of the Summary Prospectus and Prospectus for DVYE entitled “Principal Investment Strategies” is modified as of March 8, 2022, to delete “Russia” from the list of countries or regions that the Underlying Index consists of or covers.

Change in Certain Funds’ “A Further Discussion of Principal Investment Strategies”
The first paragraph in the section of the Prospectus for each Fund listed in Appendix A entitled “iShares Core MSCI Emerging Markets ETF” in the section entitled “A Further Discussion of Principal Investment Strategies—The Underlying Funds” is hereby deleted in its entirety and replaced with the following:
iShares Core MSCI Emerging Markets ETF
The iShares Core MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI), which is designed to measure large-, mid‑ and small‑cap equity market performance in the global emerging markets. As of March 8, 2022, the MSCI Emerging Markets Investable Market Index (IMI) consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2020, the MSCI Emerging Markets Investable Market Index (IMI) was comprised of 2,940 constituents. As of August 31, 2020, a significant portion of the MSCI Emerging Markets Investable Market Index (IMI) is represented by securities of companies in the consumer discretionary, financials and information technology industries or sectors. The components of the MSCI Emerging Markets Investable Market Index (IMI) are likely to change over time.
The first paragraph in the section of the Prospectus for each Fund listed in Appendix B entitled “iShares ESG Aware MSCI EM ETF” in the section entitled “A Further Discussion of Principal Investment Strategies—The Underlying Funds” is hereby deleted in its entirety and replaced with the following:
iShares ESG Aware MSCI EM ETF
The iShares ESG Aware MSCI EM ETF seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index, which has been developed by MSCI Inc. (“MSCI”). The MSCI Emerging Markets Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI), while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index (the “Parent Index”). MSCI begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). MSCI also excludes companies involved in very severe business controversies (in each case as determined by MSCI), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. MSCI then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of March 8, 2022 the MSCI Emerging Markets Extended ESG Focus Index consisted of securities from the following 23 countries: Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI Emerging Markets Extended ESG Focus Index may include large- and mid‑capitalization companies and may change over time. As of August 31, 2021, a significant portion of the MSCI Emerging Markets Extended ESG Focus Index is represented by securities of companies in the financials and information technology industries or sectors. The components of the MSCI Emerging Markets Extended ESG Focus Index are likely to change over time.
The second paragraph in the section of the Prospectus for the Fund listed in Appendix D entitled “iShares Emerging Markets Dividend ETF” in the section entitled “A Further Discussion of Principal Investment Strategies—The Underlying Funds” is hereby deleted in its entirety and replaced with the following:
As of March 8, 2022, the Underlying Index consisted of issuers in the following countries: Brazil, China, Czech Republic, India, Indonesia, Malaysia, the Philippines, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large-, mid‑ and small-capitalization companies and may change over time. As of April 30, 2021, a significant portion of the Underlying Index is represented by securities of companies in the basic materials and financials industries or sectors. The components of the Underlying Index are likely to change over time.
The second paragraph in the section of Prospectus for the Fund listed in Appendix D entitled “iShares J.P. Morgan EM Local Currency Bond ETF” in the section entitled “A Further Discussion of Principal Investment Strategies—The Underlying Funds” is hereby deleted in its entirety and replaced with the following:
As of July 1, 2021, the Underlying Index included securities issued by Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Hungary, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Romania, Russia, Serbia, South Africa, Thailand, Turkey and Uruguay. It is expected that Russian securities will be removed from the Underlying Index effective March 31, 2022.

Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Aggressive Allocation ETF (AOA)
iShares Core Conservative Allocation ETF (AOK)
iShares Core Growth Allocation ETF (AOR)
iShares Core Moderate Allocation ETF (AOM)
Appendix B
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Conservative Allocation ETF (EAOK)
iShares ESG Aware Aggressive Allocation ETF (EAOA)
iShares ESG Aware Growth Allocation ETF (EAOR)
iShares ESG Aware Moderate Allocation ETF (EAOM)
Appendix C
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Emerging Markets Infrastructure ETF (EMIF)
Prospectus, Summary Prospectus and SAI, each dated September 1, 2021:
iShares Emerging Markets Dividend ETF (DVYE)
Appendix D
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SUPP‑RUS‑INDEX1‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE